Schedule of other payables and accrued liabilities (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses		$ 431,077	$ 233,689
Accrued payroll		343,836	425,322
Accrued interest		818,939	170,925
Accrued taxes payable		30,560	21,212
Accrued professional fees		405,548	289,302
Secured borrowings – recourse factoring liabilities	[1]	103,264	575,043
Payables to third-party vendors or service providers for administrative activities		80,239	89,417
Reimbursement payables to employees		2,906	2,353
Refundable deposit		41,115
Total other payables and accrued liabilities		$ 2,257,484	$ 1,807,263

[1]	During the six months ended June 30, 2025, the Company has factored its accounts receivable with recourse and accounted for the transaction as secured borrowings and recorded as recourse factoring liabilities. The factoring company advanced 80% of the verified invoice amount to the Company and retain the 20% of the invoice amount as collateral until its customer fully repay the invoice amount. As at June 30, 2025, the carrying amount of the Company’s pledged accounts receivable associated with these liabilities amounted to $25,816 (Note 4), the Company has incurred $41,881 cost associated with the factoring arrangement and recorded as interest expenses in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.